Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets
4)	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$10,668,574	$12,159,145	$433,018
Fair value of the plan assets	(5,742,178)	(5,962,305)	(212,333)
Present value of unfunded defined benefit obligation	4,926,396	6,196,840	220,685
Recorded under other payables	(19,014)	(102,367)	(3,646)
Recorded under other non-current assets	11,910	26,306	937

Net defined benefit liability	$4,919,292	$6,120,779	$217,976

Summary of Movements in Net Defined Benefit Liability (Asset)
Movements in net defined benefit liability (asset) were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Balance at January 1, 2018	$7,910,638	$(4,341,373)	$3,569,265

Service cost
Current service cost	224,126	-	224,126
Net interest expense (income)	178,779	(122,709)	56,070
Recognized in profit or loss	402,905	(122,709)	280,196

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(16,589)	(16,589)
Actuarial (gain) loss
Changes in financial assumptions	(8,643)	-	(8,643)
Experience adjustments	302,499	-	302,499
Changes in demographic assumptions	8,190	-	8,190
Changes in other assumptions	22,723	-	22,723
Recognized in other comprehensive income	324,769	(16,589)	308,180

Contributions from the employer	-	(364,237)	(364,237)
Benefits paid from
the pension fund	(541,989)	541,989	-
the Group	(295,953)	-	(295,953)
Business combinations	2,522,805	(1,210,524)	1,312,281
Exchange differences on foreign plans	(26,036)	21,320	(4,716)

Balance at December 31, 2018	10,297,139	(5,492,123)	4,805,016

Service cost
Current service cost	211,226	-	211,226
Net interest expense (income)	151,635	(97,387)	54,248
Recognized in profit or loss	362,861	(97,387)	265,474

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(104,516)	(104,516)
Actuarial (gain) loss
Changes in financial assumptions	398,732	-	398,732
Experience adjustments	70,374	-	70,374
Changes in demographic assumptions	(2,329)	-	(2,329)
Recognized in other comprehensive income	466,777	(104,516)	362,261
(Continued)
	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Contributions from the employer	$-	$(514,617)	$(514,617)
Benefits paid from
the pension fund	(393,897)	393,897	-
the Group	(21,439)	-	(21,439)
Business combinations	62,857	(28,380)	34,477
Exchange differences on foreign plans	(105,724)	100,948	(4,776)

Balance at December 31, 2019	$10,668,574	$(5,742,178)	$4,926,396

Service cost
Current service cost	193,693	-	193,693
Past service cost and gain on settlements	(25,891)	-	(25,891)
Net interest expense (income)	119,314	(81,114)	38,200
Recognized in profit or loss	287,116	(81,114)	206,002
Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(109,616)	(109,616)
Actuarial (gain) loss
Changes in financial assumptions	465,433	-	465,433
Experience adjustments	281,661	-	281,661
Changes in demographic assumptions	(36,627)	-	(36,627)
Recognized in other comprehensive income	710,467	(109,616)	600,851

Contributions from the employer	-	(620,433)	(620,433)
Benefits paid from
the pension fund	(552,430)	603,137	50,707
the Group	(14,520)	-	(14,520)
Assets extinguished on settlement	-	11,910	11,910
Business combinations	1,018,480	-	1,018,480
Exchange differences on foreign plans	41,458	(24,011)	17,447

Balance at December 31, 2020	$12,159,145	$(5,962,305)	$6,196,840

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2020	$379,935	$(204,493)	$175,442

Service cost
Current service cost	6,898	-	6,898
	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Past service cost and gain on settlements	$(922)	$-	$(922)
Net interest expense (income)	4,249	(2,889)	1,360
Recognized in profit or loss	10,225	(2,889)	7,336

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(3,904)	(3,904)
Actuarial (gain) loss
Changes in financial assumptions	16,575	-	16,575
Experience adjustments	10,031	-	10,031
Changes in demographic assumptions	(1,304)	-	(1,304)
Recognized in other comprehensive income	25,302	(3,904)	21,398

Contributions from the employer	-	(22,095)	(22,095)
Benefits paid from
the pension fund	(19,673)	21,479	1,806
the Group	(517)	-	(517)
Assets extinguished on settlement	-	424	424
Business combinations	36,270	-	36,270
Exchange differences on foreign plans	1,476	(855)	621

Balance at December 31, 2020	$433,018	$(212,333)	$220,685

Summary of Fair Value of the Plan Assets by Major Categories
5)	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Cash	$2,396,657	$2,236,340	$79,642
Equity instruments	2,315,637	2,459,708	87,596
Debt instruments	1,029,884	1,092,115	38,893
Others	-	174,142	6,202

Total	$5,742,178	$5,962,305	$212,333

Summary of Key Assumptions Used for the Actuarial Valuations
8)
The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2019	2020

Discount rates (%)	0.08-2.85	0.00-2.77
Expected rates of salary increase (%)	1.00-4.01	1.00-4.06

Summary of Sensitivity Analysis on Defined Obligations
The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at each balance sheet date, while holding all other assumptions constant.

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Discount Rate
0.5% higher	$(555,266)	$(617,803)	$(22,002)
0.5% lower	$601,616	$600,451	$21,384
Expected rates of salary increase
0.5% higher	$591,915	$611,217	$21,767
0.5% lower	$(545,528)	$(565,555)	$(20,141)

Summary of Maturity Analysis of Undiscounted Pension Benefit

9)	Maturit y analysis of undiscounted pension benefit

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

No later than 1 year	$422,067	$498,092	$17,738
Later than 1 year but not later than 5 years	2,081,540	2,553,522	90,937
Later than 5 years	12,216,422	12,325,576	438,945

	$14,720,029	$15,377,190	$547,620